Lease (Details)	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Lease [Abstract]
Operating lease description	The lease started on May 20, 2022 and expired on June 3, 2024. The Company renewed the lease arrangement in May 2024. The new lease started on June 4, 2024 and will expire on June 3, 2025.
Short-term lease term	12 months
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	operating lease	operating lease	operating lease